American Express Financial Direct

Strategist Growth Fund, Inc.

1997 Semi-Annual Report

Strategist Growth Fund

Strategist Growth Trends Fund

Strategist Special Growth Fund

Table of Contents

Financial statements (Strategist Growth Fund, Inc.)               1
Notes to financial statements (Strategist Growth Fund, Inc.)      6
Financial statements (Growth Portfolio)                          11
Notes to financial statements (Growth Portfolio)                 14
Investments in securities (Growth Portfolio)                     18
Financial statements (Growth Trends Portfolio)                   26
Notes to financial statements (Growth Trends Portfolio)          29
Investments in securities (Growth Trends Portfolio)              33
Financial statements (Aggressive Growth Portfolio)               46
Notes to financial statements (Aggressive Growth Portfolio)      49
Investments in securities (Aggressive Growth Portfolio)          53

Financial statements

Statements of assets and liabilities
Strategist Growth Fund, Inc.
Jan. 31, 1997


                                                                       Strategist        Strategist     Strategist
                                                                           Growth            Growth        Special
                                                                             Fund       Trends Fund    Growth Fund
Assets
                                                                       (Unaudited)       (Unaudited)    (Unaudited)

Investment in corresponding Portfolio (Note 1)                        $28,769,138      $ 27,661,555      $ 994,866
Expense receivable from AEFC                                                   --             1,900            261
Organizational costs (Note 1)                                               2,228             2,228             --
                                                                  ----------------   ---------------    -----------
Total assets                                                           28,771,366        27,665,683        995,127
                                                                  ----------------   ---------------    -----------

Liabilities

Accrued distribution fee                                                      192               185              7
Accrued transfer agency fee                                                    21                14             --
Accrued administrative services fees                                           38                37             --
Other accrued expenses                                                     39,686            94,341          5,334
                                                                  ----------------   ---------------    -----------
Total liabilities                                                          39,937            94,577          5,341
                                                                  ----------------   ---------------    -----------

Net assets applicable to outstanding capital stock                    $28,731,429      $ 27,571,106      $ 989,786
                                                                  ================   ===============    ===========

Represented by

Capital stock -- authorized 3,000,000,000 shares per Fund of $.01
   par value; outstanding 963,954; 1,220,687 and 173,854 shares      $      9,640      $     12,207      $   1,739
Additional paid-in capital                                             24,384,062        22,966,757        895,468
Undistributed net investment income                                       (34,924)           (5,606)            56
Accumulated net realized gain (loss) (Note 1)                          (2,056,562)       (1,249,663)        71,399
Unrealized appreciation                                                 6,429,213         5,847,411         21,124
                                                                  ================   ===============    ===========
Total -- representing net assets applicable to
  outstanding capital stock                                          $ 28,731,429      $ 27,571,106      $ 989,786
                                                                  ================   ===============    ===========

Net asset value per share of outstanding capital stock               $      29.81      $      22.59      $    5.69

See accompanying notes to financial statements.


Financial statements

Statements of operations
Strategist Growth Fund, Inc.
Six months ended Jan. 31, 1997

                                                                       Strategist        Strategist      Strategist
                                                                           Growth            Growth         Special
                                                                             Fund       Trends Fund     Growth Fund*
Investment income
                                                                       (Unaudited)       (Unaudited)     (Unaudited)
Income:
   Dividends                                                       $       67,980     $      129,697     $    3,975
   Interest                                                                42,514            76,775           2,312
                                                                  ----------------   ---------------    ------------
Total income                                                              110,494           206,472           6,287
                                                                  ----------------   ---------------    ------------

Expenses (Note 2):
Distribution fee                                                           33,200            33,557            858
Transfer agency fee                                                         2,015             1,289            315
Administrative services fees and expenses                                   6,640             6,677            206
Compensation of board members                                               6,420             1,509             --
Postage                                                                       777             5,152          4,219
Registration  fees                                                         10,723            28,421         13,065
Reports to shareholders                                                       358             2,760          2,693
Audit fees                                                                  6,357            21,443            785
Administrative                                                                 64               156            244
Other                                                                       1,227             4,260          2,913
                                                                  ----------------   ---------------    -----------
Total feeder expenses                                                      67,781           105,224         25,298
Expenses allocated from corresponding Portfolio                            84,599            81,140          2,654
                                                                  ----------------   ---------------    -----------
Total expenses                                                            152,380           186,364         27,952
   Less expenses reimbursed by AEFC                                        (6,962)          (11,760)       (23,138)
                                                                  ----------------   ---------------    -----------
Total net expenses                                                        145,418           174,604          4,814
                                                                  ----------------   ---------------    -----------
                                                                  ----------------   ---------------    -----------
Investment income (loss) -- net                                           (34,924)           31,868          1,473
                                                                  ----------------   ---------------    -----------

Realized and unrealized gain -- net

Net realized gain on security transactions                                 64,424           145,499         69,789
Net realized gain on financial futures contracts                               --                --          2,610
                                                                  ----------------   ---------------    -----------
Net realized gain on investments                                           64,424           145,499         72,399
Net change in unrealized appreciation or depreciation                   6,544,527         5,111,331         21,124
                                                                  ----------------   ---------------    -----------
Net gain on investments                                                 6,608,951         5,256,830         93,523
                                                                  ----------------   ---------------    -----------
                                                                  ================   ===============    ===========
Net increase in net assets resulting from operations                 $  6,574,027     $   5,288,698      $  94,996
                                                                  ================   ===============    ============

* For the period from Aug. 19, 1996 (commencement of operations) to Jan. 31, 1997.
See accompanying notes to financial statements.


Financial statements

Statements of changes in net assets
Strategist Growth Fund, Inc.



                                                                                              Strategist Growth Fund

Operations                                                                            Jan. 31, 1997    For the period
                                                                                   Six months ended from May 13, 1996*
                                                                                        (Unaudited)  to July 31, 1996

Investment loss -- net                                                                $     (34,924)     $     (19,369)
Net gain (loss) on investments                                                               64,424         (2,120,986)
Net change in unrealized appreciation or depreciation                                     6,544,527           (115,314)
                                                                                     ---------------    ---------------
Net increase (decrease) in net assets resulting from operations                           6,574,027         (2,255,669)
                                                                                     ---------------    ---------------

Capital share transactions (Note 3)

Proceeds from sales                                                                       1,649,325         25,205,431
Payments for redemptions                                                                 (2,491,685)                --
                                                                                     ---------------    ---------------
Increase (decrease) in net assets from capital share transactions                          (842,360)        25,205,431
                                                                                     ---------------    ---------------

Total increase in net assets                                                              5,731,667         22,949,762
Net assets at beginning of period (Note 1)                                               22,999,762             50,000
                                                                                     ===============    ===============
Net assets at end of period                                                            $ 28,731,429      $  22,999,762
                                                                                     ===============    ===============

* Commencement of operations.

See accompanying notes to financial statements.


Financial statements

Statements of changes in net assets
Strategist Growth Fund, Inc.



                                                                                       Strategist Growth Trends Fund

Operations and distributions                                                          Jan. 31, 1997   For the period
                                                                                   Six months ended from May 13, 1996*
                                                                                         (Unaudited) to July 31, 1996

Investment income -- net                                                              $      31,868    $      21,361
Net gain (loss) on investments                                                              145,499       (1,395,162)
Net change in unrealized appreciation or depreciation                                     5,111,331          736,080
                                                                                     ---------------    -------------
Net increase (decrease) in net assets resulting from operations                           5,288,698         (637,721)
                                                                                     ---------------    -------------

Distributions to shareholders from:
   Net investment income                                                                    (58,835)              --
                                                                                     ---------------    -------------

Capital share transactions (Note 3)

Proceeds from sales                                                                       1,003,210       25,146,624
Reinvestment of distributions at net asset value                                             58,835               --
Payments for redemptions                                                                 (3,279,705)              --
                                                                                     ---------------    -------------
Increase (decrease) in net assets from capital share transactions                        (2,217,660)      25,146,624
                                                                                     ---------------    -------------

Total increase in net assets                                                              3,012,203       24,508,903
Net assets at beginning of period (Note 1)                                               24,558,903           50,000
                                                                                     ---------------    -------------
Net assets at end of period (including undistributed net investment income of
   $(5,606) and $21,361)                                                               $ 27,571,106     $ 24,558,903
                                                                                     ================ ===============

*Commencement of operations.


See accompanying notes to financial statements.
Financial statements

Statement of changes in net assets
Strategist Growth Fund, Inc.
                                                                     Strategist Special Growth Fund
                                                                                For the period from
                                                                    Aug. 19, 1996* to Jan. 31, 1997
Operations and distributions                                                            (Unaudited)

Investment income -- net                                                                   $  1,473
Net gain on investments                                                                      72,399
Net change in unrealized appreciation or depreciation                                        21,124
                                                                                     ---------------
Net increase in net assets resulting from operations                                         94,996
                                                                                     ---------------

Distributions to shareholders from:
   Net investment income                                                                     (1,417)
   Net realized gain                                                                         (1,000)
                                                                                     ---------------
Total distributions                                                                          (2,417)
                                                                                     ---------------

Capital share transactions (Note 3)

Proceeds from sales                                                                         912,577
Reinvestment of distributions at net asset value                                              2,417
Payments for redemptions                                                                    (18,787)
                                                                                     ---------------
Increase in net assets from capital share transactions                                      896,207
                                                                                     ---------------

Total increase in net assets                                                                988,786

Net assets at beginning of period (Note 1)                                                    1,000
                                                                                     ---------------

Net assets at end of period
(including undistributed net investment income of $56)                                     $989,786
                                                                                     ===============

* Commencement of operations.
See accompanying notes to financial statements.

Notes to financial statements
Strategist Growth Fund, Inc.
(Unaudited as to Jan. 31, 1997)
_______________________________________________________________________
1. Summary of significant accounting policies

Strategist Growth Fund (Growth Fund), Strategist Growth Trends Fund (Growth Trends Fund) and Strategist Special Growth Fund (Special Growth Fund) are series of capital stock within Strategist Growth Fund, Inc. Each Fund is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. On April 15, 1996, American Express Financial Corporation (AEFC) invested $50,000 in Growth Fund and Growth Trends Fund, which represented 1,966 and 2,632 shares, respectively. Operations did not formally commence until May 13, 1996. On Aug. 16, 1996, AEFC invested $1,000 in Special Growth Fund that represented 200 shares.
Operations commenced on Aug. 19, 1996 for Special Growth Fund.

Investments in Portfolios

Each of the Funds seeks to achieve its investment objectives by investing all of its net investable assets in a corresponding series (the Portfolio) of Growth Trust (the Trust).

Growth Fund invests all of its assets in the Growth Portfolio, an open-end investment company that has the same objectives as the Fund. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities.

Growth Trends Fund invests all of its assets in the Growth Trends Portfolio, an open-end investment company that has the same objectives as the Fund. Growth Trends Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating areas where economic or technological changes are occurring.

Special Growth Fund invests all of its assets in Aggressive Growth Portfolio, an open-end investment company that has the same objectives as the Fund. Aggressive Growth Portfolio invests primarily in the equity securities of companies that comprise the S&P 500.

Each Fund records daily its share of the corresponding Portfolio's income, expenses and realized and unrealized gains and losses. The financial statements of the Portfolios are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

Each Fund records its investment in the corresponding Portfolio at value that is equal to the Fund's proportionate ownership interest in the net assets of the Portfolio. As of Jan. 31, 1997, the percentages of the corresponding Portfolio owned by Growth Fund, Growth Trends Fund and Special Growth Fund were 0.91%, 0.24% and 0.69%, respectively. Valuation of securities held by the Portfolios is discussed in Note 1 of the Portfolios' "Notes to financial statements," which are included elsewhere in this report.

Organizational costs

Growth Fund and Growth Trends Fund incurred organizational expenses in connection with the start-up and initial registration of the Fund. These costs will be amortized over 60 months on a straight-line basis beginning with the commencement of operations. If any or all of the shares held by AEFC representing initial capital of the Fund are redeemed during the amortization period, the redemption proceeds will be reduced by the pro rata portion of the unamortized organizational cost balance.

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Federal taxes

Since each Fund's policy is to comply with all sections of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to the shareholders, no provision for income or excise taxes is required.

Net investment income (loss) and net realized gains (losses) allocated from the Portfolios may differ for financial statement and tax purposes primarily because of the deferral of losses on certain futures contracts, the recognition of certain foreign currency gains (losses) as ordinary income (loss) for tax purposes, and losses deferred due to "wash sale" transactions. The character of distributions made during the year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividend distributions, the fiscal year in which amounts are distributed may differ from the year that the income or realized gains (losses) were recorded by the Funds.

Dividends to shareholders

An annual dividend declared and paid at the end of the calendar year from net investment income is reinvested in additional shares of the Funds at net asset value or payable in cash. Capital gains, when available, are distributed along with the income dividend.

Other

At Jan. 31, 1997, AEFC owned 1,966 shares for Strategist Growth Fund, 2,637 shares for Strategist Growth Trends Fund and 100,067 shares for Special Growth Fund. At Jan. 31, 1997, American Express Company (the parent company of AEFC) owned 896,463 shares for Strategist Growth Fund and 1,166,617 shares for Strategist Growth Trends Fund.
_______________________________________________________________________
2.Expenses and sales charges

In addition to the expenses allocated from the Portfolio, each Fund accrues its own expenses as follows:

Each Fund entered into agreements with AEFC for providing administrative services and transfer agent services. Under its Administrative Services Agreement, each Fund pays AEFC for administration and accounting services at a percentage of the Fund's average daily net assets in reducing percentages from 0.05% to 0.03% (0.06% to 0.03% for Special Growth Fund) annually. Additional administrative services paid by each Fund are office expenses, consultants' fees and compensation of officers and employees. Under this agreement, each Fund also pays taxes, audit and certain legal fees, registration fees for shares, compensation of board members, corporate filing fees, organizational expenses, and any other expenses properly payable by the Funds approved by the board.

Under a separate Transfer Agency Agreement, AEFC maintains shareholder accounts and records. Each Fund pays AEFC an annual fee per shareholder account of $20.

Under a Plan and Agreement of Distribution, each Fund pays American Express Service Corporation (the Distributor) a distribution fee at an annual rate of 0.25% of the Fund's average daily net assets for distribution related services.

AEFC and the Distributor have agreed to waive certain fees and to absorb certain other of Fund expenses until July 31, 1997. Under this agreement, each Fund's total expenses will not exceed 1.30% (1.40% for Special Growth Fund) of each of the Fund's average daily net assets.

A redemption fee of up to 1.0% is applied and retained by each Fund, if shares are redeemed or exchanged within one year of purchase. Special Growth Fund has no present intention to implement a redemption fee within the first year of operation.

_______________________________________________________________________
3. Capital share transactions

Transactions in shares of capital stock for the periods indicated are as follows:

                                        Six months ended Jan. 31, 1997

                                      Growth            Growth          Special
                                        Fund            Trends           Growth
                                                          Fund            Fund*
Sold                                  62,462            47,328          176,520
Issued for reinvested                     --             2,719              439
  distributions
Redeemed                             (91,957)         (155,444)          (3,305)
--------------------------------------------------------------------------------
Net increase (decrease)              (29,495)         (105,397)         173,654
--------------------------------------------------------------------------------
*Inception date was Aug. 19, 1996.

                                               Period ended July 31, 1996*

                                               Growth                    Growth
                                                 Fund                    Trends
                                                                           Fund
Sold                                          993,449                 1,326,084
--------------------------------------------------------------------------------
Net increase                                  993,449                 1,326,084
--------------------------------------------------------------------------------
*Inception date was May 13, 1996.

_______________________________________________________________________
4. Capital loss carryover

For federal income tax purposes, capital loss carryovers were $2,120,986 for Strategist Growth Fund and $1,395,162 for Strategist Growth Trends Fund at July 31, 1996. These capital loss carryovers will expire in 2004 if not offset by subsequent capital gains. It is unlikely the board will authorize a distribution of any net realized capital gains for a fund until the respective capital loss carryover has been offset or expires.

Notes to financial statements
_______________________________________________________________________
5. Financial highlights

The tables below show certain important information for evaluating each Fund's results.

Fiscal period ended July 31,             Strategist                    Strategist Growth                 Strategist Special
Per share income and capital changes*    Growth Fund                      Trends Fund                  Growth Fund

                                             1997#      1996**                1997#      1996**               1997***

Net asset value,                           $23.15     $25.43                $18.52     $19.00                $5.00
beginning of period

                                    Income from investment operations:
Net investment income (loss)                 (.04)      (.02)                  .03        .01                  .01

Net gains (losses)                           6.70      (2.26)                 4.09       (.49)                 .70
(both realized
and unrealized)

Total from investment                        6.66      (2.28)                 4.12       (.48)                 .71
operations

                                    Less distributions:
Dividends from net                             --         --                  (.05)        --                 (.01)
investment income

Distributions from                             --         --                    --         --                 (.01)
realized gains

Total distributions                            --         --                  (.05)        --                 (.02)

Net asset value,                           $29.81     $23.15                $22.59     $18.52                $5.69
end of period

                                    Ratios/supplemental data:
Net assets, end of                            $29        $23                   $28        $25                   $1
period (in millions)

Ratio of expenses to                       1.09%+     1.30%+                1.30%+     1.30%+               1.40%+
average daily net assets++

Ratio of net income                        (.26%)+    (.37%)+                .24%+      .39%+                .43%+
(loss) to average
daily net assets

Total return                               28.8%      (9.0%)                22.2%      (2.5%)               14.1%

Portfolio turnover rate                      10%         5%                   15%         7%                  82%
(excluding short-term
securities) for the
underlying Portfolio

Average brokerage commission             $0.0521         --               $0.0569        --               $0.0358
rate for the underlying
Portfolio##

     * For a share outstanding throughout the period.  Rounded to the nearest cent.
    ** Inception date was May 13, 1996.
   *** Inception date was Aug. 19, 1996. Period from Aug. 19, 1996 to
       Jan. 31, 1997 is unaudited.
     + Adjusted to an annual basis.
    ++ The Advisor and Distributor voluntarily limited total operating expenses to 1.30% (1.40% for Strategist Special Growth Fund) of average daily net assets. Without this agreement, the ratio of expenses to average daily net assets would have been 1.14% and 1.86% for Strategist Growth Fund and
       1.39% and 1.76% for Strategist Growth Trends Fund for the periods ended
       1997 and 1996, respectively; and 8.12% for Strategist Special Growth Fund for the period ended Jan 31, 1997.
     # Six months ended Jan. 31, 1997 (Unaudited).
    ## Each Fund is required to disclose an average brokerage commission rate.
       The rate is calculated by dividing the total brokerage commissions paid on applicable purchases and sales of portfolio securities for the period by the total number of related shares purchased and sold.

Financial statements
Statement of assets and liabilities
Growth Portfolio
Jan. 31, 1997


                                Assets
                                                                                                  (Unaudited)
Investments in securities, at value (Note 1)
Investments in securities of unaffiliated issuers (identified cost $1,982,642,905)            $ 3,216,982,635
Investments is securities of affiliated issuer  (identified cost $17,078,680)                      14,684,863
Cash in bank on demand deposit                                                                      4,013,130
Dividends and accrued interest receivable                                                             777,028
U.S. government securities held as collateral (Note 4)                                             59,810,952
                                                                                          --------------------
Total assets                                                                                    3,296,268,608
                                                                                          --------------------

                             Liabilities

Payable upon return of securities loaned (Note 4)                                                 134,046,052
Accrued investment management services fee                                                            221,059
Other accrued expenses                                                                                 39,160
                                                                                          --------------------
Total liabilities                                                                                 134,306,271
                                                                                          --------------------

Net assets                                                                                    $ 3,161,962,337
                                                                                          ====================

See accompanying notes to financial statements.

Financial statements
Statement of operations
Growth Portfolio
Six months ended Jan. 31, 1997

                          Investment income
                                                                                                  (Unaudited)
Income:
Interest                                                                                    $       4,340,323
Dividends (net of foreign taxes withheld of $9,750)                                                 6,936,756
                                                                                          --------------------
Total income                                                                                       11,277,079
                                                                                          --------------------

Expenses (Note 2):
Investment management services fee                                                                  8,571,306
Compensation of board members                                                                           4,878
Compensation of officers                                                                                  799
Custodian fees                                                                                         48,786
Registration fees                                                                                         125
Audit fees                                                                                             29,674
Administrative                                                                                         10,240
Other                                                                                                  13,086
                                                                                          --------------------
Total  expenses                                                                                     8,678,894
   Earnings credits on cash balances (Note 2)                                                          (2,824)
                                                                                          --------------------
Total net expenses                                                                                  8,676,070
                                                                                          --------------------
Investment income -- net                                                                            2,601,009
                                                                                          --------------------

                 Realized and unrealized gain -- net

Net realized gain on security transactions (Note 3)                                                33,474,978
Net change in unrealized appreciation or depreciation                                             636,839,300
                                                                                          --------------------
Net gain on investments                                                                           670,314,278
                                                                                          ====================
Net increase in net assets resulting from operations                                          $   672,915,287
                                                                                          ====================

See accompanying notes to financial statements.

Statements of changes in net assets
Growth Portfolio



                              Operations
                                                                         Six months ended For the period from
                                                                            Jan. 31, 1997    May 13, 1996* to
                                                                              (Unaudited)       July 31, 1996

Investment income - - net                                                   $   2,601,009       $   1,339,597
Net realized gain on investments                                               33,474,978          12,989,728
Net change in unrealized appreciation or depreciation                         636,839,300        (176,108,355)
                                                                       ------------------- ------------------
Net increase (decrease) in net assets resulting from operations               672,915,287        (161,779,030)

Net contributions                                                             283,879,902       2,366,896,178
                                                                       -------------------- -----------------

Total increase in net assets                                                  956,795,189       2,205,117,148
Net assets at beginning of period (Note 1)                                  2,205,167,148              50,000
                                                                       ===================== ================
Net assets at end of period                                               $ 3,161,962,337     $ 2,205,167,148
                                                                       ===================== ================

*Commencement of operations.
See accompanying notes to financial statements.

Notes to financial statements
Growth Portfolio
(Unaudited as to Jan. 31, 1997)
--------------------------------------------------------------------------------
1. Summary of significant accounting policies

The Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Portfolio invests primarily in stocks of U.S. and foreign companies that appear to offer growth opportunities. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC ) contributed $50,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time, an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting policies followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of the IDS Growth Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $707,530 for the six months ended Jan. 31, 1997.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the six months ended Jan. 31, 1997, the Portfolio's custodian fees were reduced by $2,824 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express
Financial Advisors Inc. acts as placement agent of the units of the Trust.
--------------------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $564,456,392 and $248,431,803, respectively, for the six months ended Jan. 31, 1997. For the same period, the portfolio turnover rate was 10%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $63,250 for this period.
--------------------------------------------------------------------------------
4. Lending of portfolio securities

At Jan. 31, 1997, securities valued at $137,345,962 were on loan to brokers.

For collateral, the Portfolio received $74,235,100 in cash and U.S. government securities valued at $59,810,952.
Income from securities lending amounted to $198,876 for the six months ended Jan. 31, 1997. The risks to the Portfolio of securities lending are that the borrower may not provide additional collateral when required or return the securities when due.



Growth Portfolio                                                               (Percentages represent value of
Jan. 31, 1997 (Unaudited)                                                   investments compared to net assets)
Investments in securities of unaffiliated issuers
--------------------------------------------------------------------------------------------------------------

Common stocks (95.3%)

--------------------------------------------------------------------------------------------------------------

Issuer                                                              Shares                          Value (a)

--------------------------------------------------------------------------------------------------------------
Airlines (0.7%)
Northwest Airlines                                                 600,000 (b)                    $20,400,000

--------------------------------------------------------------------------------------------------------------
Automotive & related (0.3%)
Gentex                                                             500,000 (b)                     10,000,000

--------------------------------------------------------------------------------------------------------------
Banks and savings & loans (1.6%)
MBNA                                                             1,500,000                         51,750,000

--------------------------------------------------------------------------------------------------------------
Beverages & tobacco (2.2%)
Coca-Cola                                                        1,206,700                         69,837,762

--------------------------------------------------------------------------------------------------------------
Building materials & construction (1.8%)
Tyco Intl                                                        1,000,000                         57,125,000

--------------------------------------------------------------------------------------------------------------
Chemicals (4.5%)
Culligan Water Technology                                          400,000 (b)                     13,300,000
Monsanto                                                         1,500,000                         56,812,500
USA Waste Service                                                1,975,000 (b)                     72,087,500

                                                                                          --------------------
Total                                                                                             142,200,000

--------------------------------------------------------------------------------------------------------------
Communications equipment & services (8.1%)
ADC Telecommunications                                           1,200,000 (b)                     43,050,000
Advanced Fibre Communications                                       11,400 (b)                        544,350
Andrew                                                           1,200,000 (b)                     68,925,000
Mastec                                                             700,000 (b,d)                   44,625,000
Tellabs                                                          2,400,000 (b)                     98,850,000

                                                                                          --------------------
Total                                                                                             255,994,350

--------------------------------------------------------------------------------------------------------------
Computers & office equipment (16.2%)
ABR Information Services                                           400,000 (b)                     17,550,000
Cisco Systems                                                    1,600,000 (b)                    111,600,000
Compaq Computer                                                    700,000 (b)                     60,812,500
CSG Systems Intl                                                    50,600 (b)                        948,750
First Data                                                       1,868,720 (d)                     67,273,920
Gemstar Intl                                                       150,000 (b)                      2,700,000
Ikon Office Solutions                                            1,200,000                         52,950,000
Intuit                                                             200,000 (b)                      5,850,000
Keane                                                              400,000 (b)                     12,450,000
Microsoft                                                          400,000 (b)                     40,800,000
NETCOM On-Line Communication Services                              400,000 (b)                      5,350,000
Oracle                                                           1,350,000 (b)                     52,481,250
Silicon Graphics                                                 1,600,000 (b)                     43,800,000
Solectron                                                          625,000 (b)                     37,656,250

                                                                                          --------------------
Total                                                                                             512,222,670

--------------------------------------------------------------------------------------------------------------
Electronics (7.6%)
Applied Materials                                                  800,000                         39,500,000
DuPont Photomasks                                                   22,500 (b)                      1,226,250
Harman Intl                                                        500,000                         23,187,500
Intel                                                              500,000                         81,125,000
Maxim Intergrated Products                                       1,000,000 (b)                     56,250,000
Texas Instruments                                                  300,000                         23,512,500
Vishay Intertechnology                                             630,000 (b)                     15,198,750

                                                                                          --------------------
Total                                                                                             240,000,000

--------------------------------------------------------------------------------------------------------------
Energy (0.8%)
Mobil                                                              200,000                         26,250,000
--------------------------------------------------------------------------------------------------------------
Energy equipment & services (1.7%)
Fluor                                                              750,000                         53,343,750
--------------------------------------------------------------------------------------------------------------
Financial services (6.3%)
First Virtual Holding                                              100,000 (b)                        900,000
Green Tree Financial                                             1,200,000                         46,650,000
Merrill Lynch                                                      800,000                         67,400,000
Travelers Group                                                  1,600,000                         83,800,000

                                                                                          --------------------
Total                                                                                             198,750,000

--------------------------------------------------------------------------------------------------------------
Food (0.5%)
Delta & Pine Land                                                  428,250 (d)                     16,005,844

--------------------------------------------------------------------------------------------------------------
Health care (10.2%)
Amgen                                                              800,000 (b)                     45,100,000
Boston Scientific                                                1,200,000 (b)                     81,900,000
Gensia                                                                 161                                674
IDEXX Laboratories                                                 500,000 (b)                     16,750,000
Johnson & Johnson                                                  700,000                         40,337,500
Medtronic                                                          600,000                         41,100,000
Perclose                                                            34,800 (b)                        787,350
Pfizer                                                             800,000                         74,300,000
Physio-Control Intl                                                700,000 (b)                     15,225,000
Sola Intl                                                          200,000                          7,375,000

                                                                                          --------------------
Total                                                                                             322,875,524

--------------------------------------------------------------------------------------------------------------
Healthcare services (6.9 %)
HealthCare COMPARE                                               1,000,000 (b)                     42,625,000
HEALTHSOUTH                                                      2,400,000 (b)                    104,700,000
Service Corp Intl                                                2,400,000                         69,600,000

                                                                                          --------------------
Total                                                                                             216,925,000

--------------------------------------------------------------------------------------------------------------
Industrial equipment & services (2.6%)
Caterpillar                                                        400,000                         31,050,000
Deere & Co                                                       1,200,000                         51,300,000

                                                                                          --------------------
Total                                                                                              82,350,000

--------------------------------------------------------------------------------------------------------------
Industrial transportation (1.2%)
Wisconsin Central                                                1,000,000 (b)                     37,125,000
--------------------------------------------------------------------------------------------------------------
Leisure time & entertainment (3.4%)
Harley-Davidson                                                    300,000                         13,275,000
Marriot Intl                                                     1,000,000                         53,125,000
Mattel                                                           1,500,000                         42,187,500

                                                                                          --------------------
Total                                                                                             108,587,500

--------------------------------------------------------------------------------------------------------------
Metals (2.9%)
Birmingham Steel                                                 1,100,000                         21,862,500
Nucor                                                            1,200,000                         62,400,000
Stillwater Mining                                                  400,000 (b)                      7,100,000

                                                                                          --------------------
Total                                                                                              91,362,500

--------------------------------------------------------------------------------------------------------------
Multi-industry conglomerates (1.5%)
AccuStaff                                                          600,000 (b)                     12,975,000
Apollo Group                                                       800,000 (b)                     26,600,000
Manpower                                                           200,000                          6,400,000

                                                                                          --------------------
Total                                                                                              45,975,000

--------------------------------------------------------------------------------------------------------------
Paper & packaging (0.4%)
Unisource Worldwide                                                600,000                         13,050,000

--------------------------------------------------------------------------------------------------------------
Textiles & apparel (2.6%)
Nike Cl B                                                        1,000,000                         67,875,000
St. John Knits                                                     300,000                         13,650,000

                                                                                          --------------------
Total                                                                                              81,525,000

--------------------------------------------------------------------------------------------------------------
Utilities -- telephone (2.6%)
AirTouch Communications                                            900,000 (b)                     23,287,500
WorldCom                                                         2,400,000 (b)                     60,300,000

                                                                                          --------------------
Total                                                                                              83,587,500

--------------------------------------------------------------------------------------------------------------
Foreign (8.7%) (c)
Danka Business Systems ADR                                       1,500,000 (d)                     66,750,000
Ericsson (LM) ADR                                                1,500,000                         50,507,812
Northern Telecom                                                   800,000 (b,d)                   58,900,000
SGS-THOMSON Microelectronics                                       300,000 (b)                     21,225,000
Schlumberger                                                       700,000                         77,787,500

                                                                                          --------------------
Total                                                                                             275,170,312

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total common stocks
(Cost: $1,778,039,653)                                                                         $3,012,412,712

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------

Short-term securities (6.5%)

--------------------------------------------------------------------------------------------------------------

Issuer                                              Annualized      Amount                          Value (a)
                                                      yield on  payable at
                                                       date of    maturity
                                                      purchase

--------------------------------------------------------------------------------------------------------------
U.S. government agency (0.1%)
Federal Home Loan Mtge Corp Disc Nt
  02-26-97                                                5.48% $3,300,000                         $3,286,462

--------------------------------------------------------------------------------------------------------------
Banker's acceptance (0.2 %)
First Union
  02-04-97                                                5.36   5,000,000                          4,997,775

--------------------------------------------------------------------------------------------------------------
Commercial paper (6.0%)
ABB Treasury
  03-12-97                                                5.37   1,800,000 (e)                      1,788,938
Albertson's
  02-28-97                                                5.31   6,750,000                          6,723,219
American  General Capital
  03-12-97                                                5.40   5,000,000 (e)                      4,969,271
American  General Finance
  02-12-97                                                5.38   5,500,000                          5,491,009
Aon
  02-03-97                                                5.36   3,700,000                          3,698,816
BellSouth Capital
  02-27-97                                                5.33   6,500,000                          6,475,072
BHP Finance
  02-06-97                                                5.35   4,600,000                          4,596,588
CAFCO
  03-25-97                                                5.38   6,300,000 (e)                      6,248,846
Cargill
  03-10-97                                                5.34   5,000,000                          4,972,310
  04-07-97                                                5.40   4,800,000                          4,751,424
Ciesco LP
  02-11-97                                                5.44   4,500,000                          4,493,250
  02-19-97                                                5.33   3,200,000                          3,191,520
  02-25-97                                                5.39   7,100,000                          7,074,677
 Commercial Credit
  02-20-97                                                5.33   5,300,000                          5,285,175
Dean Witter Discover & Co
  03-27-97                                                5.35   7,200,000                          7,142,652
Deutsche  Finance
  02-10-97                                                5.41   7,500,000                          7,489,922
Ford Motor Credit
  03-05-97                                                5.33   3,500,000                          3,483,511
Household Finance
  03-06-97                                                5.32   5,900,000                          5,871,336
  03-11-97                                                5.34   4,700,000                          4,673,656
  04-09-97                                                5.42   5,000,000                          4,947,867
Merrill Lynch
  03-03-97                                                5.34   4,600,000                          4,579,645
  03-17-97                                                5.40   6,900,000                          6,851,462
Metlife Funding
  02-12-97                                                5.37   5,600,000                          5,589,637
  02-18-97                                                5.37   5,000,000                          4,985,829
  02-27-97                                                5.30   4,000,000                          3,984,776
Natl Australia Funding (Delaware)
  02-04-97                                                5.36   1,100,000                          1,099,511
Novartis Finance
  03-07-97                                                5.32   2,300,000 (e)                      2,288,487
Reed Elsevier
  02-14-97                                                5.34   4,600,000 (e)                      4,591,163
SAFECO Credit
  03-28-97                                                5.37   3,500,000                          3,471,499
SBC Communications
  02-11-97                                                5.39   4,600,000 (e)                      4,593,164
  02-18-97                                                5.44   3,600,000 (e)                      3,589,880
Sysco
  02-25-97                                                5.38   7,500,000 (e)                      7,468,779
Toyota Motor Credit
  02-07-97                                                5.35   1,800,000                          1,798,042
  02-14-97                                                5.40   3,000,000                          2,993,424
  03-07-97                                                5.37   7,800,000                          7,760,736
Transamerica Financial
  04-28-97                                                5.40   5,600,000                          5,525,296
USAA Capital
  02-13-97                                                5.41   3,700,000                          3,693,377
  02-24-97                                                5.45   5,000,000                          4,980,877
U S WEST Communications
  02-21-97                                                5.40   6,500,000                          6,477,082

                                                                                          --------------------
Total                                                                                             189,691,725

--------------------------------------------------------------------------------------------------------------
Letter of credit (0.2%)
Bank of America -
AES Barber Point
02-07-97                                                  5.53   6,600,000                          6,593,961

--------------------------------------------------------------------------------------------------------------
Total short-term securities
(Cost: $204,603,252)                                                                            $ 204,569,923

--------------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------------
Total investments in securities of unaffiliated issuers
(Cost: $1,982,642,905)                                                                         $3,216,982,635

--------------------------------------------------------------------------------------------------------------

Investments in securities of affiliated issuers (f )
--------------------------------------------------------------------------------------------------------------
Common stocks (0.4%)

--------------------------------------------------------------------------------------------------------------

Issuer                                                              Shares                          Value (a)

--------------------------------------------------------------------------------------------------------------
Risk Capital Holdings                                              883,300                      $  14,684,863
--------------------------------------------------------------------------------------------------------------
Total investments in securities of affiliated issuer
(Cost: $17,078,680)                                                                             $  14,684,863
--------------------------------------------------------------------------------------------------------------
Total investments in securities
(Cost: $1,999,721,585) (g)                                                                     $3,231,667,498
--------------------------------------------------------------------------------------------------------------
Notes to investments in securities
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d) Security is partially or fully on loan. See Note 4 to the financial statements.
(e) Commercial paper sold within terms of a private placement memorandum, exempt under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the board.
(f) Investment representing 5% or more of the outstanding voting securities of the issuer. Transactions with companies that are or were affiliates during the six months ended Jan. 31, 1997 are as follows:
Affiliates                          Beginning      Purchase          Sales         Ending            Dividend
                                         cost          cost           cost           cost              income
--------------------------------------------------------------------------------------------------------------
Risk Capital Holdings*            $17,078,680      $     --    $        --    $17,078,680           $      --
Oxford Resources Cl A*             10,236,220            --     10,236,220             --                  --
--------------------------------------------------------------------------------------------------------------
Total                             $27,314,900      $     --    $10,236,220    $17,078,680           $      --
--------------------------------------------------------------------------------------------------------------
*Issuer was not an affiliate for the entire period.
(g) At Jan. 31, 1997, the cost of securities for federal income tax purposes was  approximately $1,999,722,000 and the approximate aggregate gross unrealized appreciation and depreciation  based on that cost was:

Unrealized appreciation                                                                        $1,257,909,000
Unrealized depreciation                                                                           (25,964,000)
                                                                                          --------------------

Net unrealized appreciation                                                                    $1,231,945,000
                                                                                          --------------------

Financial statements
Statement of assets and liabilities
Growth Trends Portfolio
Jan. 31, 1997
-------------------------------------------------------------------------------------------------------------


                                Assets
-------------------------------------------------------------------------------------------------------------

Investments in securities, at value (Note 1)                                                     (Unaudited)
Investments in securities of unaffiliated issuers (identified cost $7,342,754,112)         $  11,206,666,987
Investments in securities of affiliated issuer (identified cost $79,923,187)                     156,600,000
Cash in bank on demand deposit                                                                    15,335,357
Dividends and accrued interest receivable                                                          6,347,470
Receivable for investment securities sold                                                         84,904,520
                                                                                          -------------------
Total assets                                                                                  11,469,854,334
                                                                                          -------------------

                              Liabilities
-------------------------------------------------------------------------------------------------------------

Payable for investment securities purchased                                                      104,062,587
Accrued investment management services fee                                                           941,993
Other accrued expenses                                                                               889,222
                                                                                          -------------------
Total liabilities                                                                                105,893,802
                                                                                          -------------------

Net assets                                                                                 $  11,363,960,532
                                                                                          ===================

See accompanying notes to financial statements.

Financial statements
Statement of operations
Growth Trends Portfolio
Six months ended Jan. 31, 1997
-------------------------------------------------------------------------------------------------------------

                           Investment income
-------------------------------------------------------------------------------------------------------------

Income:                                                                                          (Unaudited)
Interest                                                                                   $      29,139,851
Dividends (net of foreign taxes withheld of $114,429)                                             48,170,898
Dividends earned from affiliates                                                                     848,000
                                                                                          -------------------
Total income                                                                                      78,158,749
                                                                                          -------------------

Expenses (Note 2):
Investment management services fee                                                                29,880,087
Compensation of board members                                                                         15,500
Custodian fees                                                                                       881,263
Audit fees                                                                                            14,000
Administrative                                                                                        30,522
Other                                                                                                 35,408
                                                                                          -------------------
Total expenses                                                                                    30,856,780
  Earnings credits on cash balances (Note 2)                                                          (9,200)
                                                                                          -------------------
Total net expenses                                                                                30,847,580
                                                                                          -------------------
Investment income -- net                                                                          47,311,169
                                                                                          -------------------

                  Realized and unrealized gain -- net
-------------------------------------------------------------------------------------------------------------
Net realized gain on security transactions (Note 3)                                              200,388,061
Net change in unrealized appreciation or depreciation                                          1,762,140,756
                                                                                          -------------------
Net gain on investments                                                                        1,962,528,817
                                                                                          ===================
Net increase in net assets resulting from operations                                       $    2,009,839,986
                                                                                          ===================

See accompanying notes to financial statements.



Statements of changes in net assets
Growth Trends Portfolio

-------------------------------------------------------------------------------------------------------------
                              Operations
-------------------------------------------------------------------------------------------------------------
                                                                         Six months ended For the period from
                                                                            Jan. 31, 1997    May 13, 1996* to
                                                                              (Unaudited)       July 31, 1996
Investment income -- net                                                  $    47,311,169     $    20,723,600
Net realized gain on investments                                              200,388,061          44,047,563
Net change in unrealized appreciation or depreciation                       1,762,140,756        (147,155,473)
                                                                        ------------------ ------------------
Net increase (decrease) in net assets resulting from operations             2,009,839,986        (82,384,310)

Net contributions                                                             769,281,348      8,667,173,508
                                                                        ------------------ ------------------

Total increase in net assets                                                2,779,121,334      8,584,789,198
Net assets at beginning of period (Note 1)                                  8,584,839,198             50,000
                                                                        =================== =================
Net assets at end of period                                               $11,363,960,532     $8,584,839,198
                                                                        =================== =================

*Commencement of operations.
See accompanying notes to financial statements.

Notes to financial statements
Growth Trends Portfolio
(Unaudited as to Jan. 31, 1997)
--------------------------------------------------------------------------------
1. Summary of significant accounting policies

The Growth Trends Portfolio (Portfolio) is a series of Growth Trust (Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Growth Trends Portfolio invests primarily in common stocks of companies showing potential for significant growth and operating in areas where economic or technological changes are occurring. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On April 15, 1996, American Express Financial Corporation (AEFC) contributed $50,000 to the Portfolio. Operations did not formally commence until May 13, 1996, at which time an existing fund transferred its assets to the Portfolio in return for an ownership percentage of the Portfolio.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price; securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates; those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy or write options traded on any U.S. or foreign exchange or in the over-the-counter market where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell stock index futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.


Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.


Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

--------------------------------------------------------------------------------
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.6% to 0.5% annually. The fees may be increased or decreased by a performance adjustment based on a comparison of the performance of Class A shares of IDS New Dimensions Fund to the Lipper Growth Fund Index. The maximum adjustment is 0.12% of the Portfolio's average daily net assets on an annual basis. The adjustment increased the fee by $2,961,635 for the six months ended Jan. 31, 1997.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period ended Jan. 31, 1997, the Portfolio's custodian fees were reduced by $9,200 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

--------------------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $1,949,477,837 and $1,365,047,483, respectively, for the six months ended Jan. 31, 1997. For the same period, the portfolio turnover rate was 15%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $179,373 for this period.



Growth Trends Portfolio                                             (Percentages represent value of
Jan. 31, 1997 (Unaudited)                                        investments compared to net assets)

Investments in securities of unaffiliated issuers
---------------------------------------------------------------------------------------------------
Common stocks (87.8%)

---------------------------------------------------------------------------------------------------

Issuer                                                            Shares                 Value (a)

---------------------------------------------------------------------------------------------------
Aerospace & defense (4.3%)
Boeing                                                         2,250,000           $     241,031,250
Lockheed Martin                                                1,200,000                 110,400,000
United Technologies                                            2,000,000                 139,500,000

                                                                              ----------------------
Total                                                                                    490,931,250

----------------------------------------------------------------------------------------------------
Airlines (1.1%)
AMR                                                            1,600,000 (b)             128,800,000

----------------------------------------------------------------------------------------------------
Automotive & related (1.1%)
Chrysler                                                       3,400,000                 118,575,000

----------------------------------------------------------------------------------------------------
Banks and savings & loans (7.8%)
Barnett Banks                                                  1,350,000                  59,400,000
Citicorp                                                       3,200,000                 372,400,000
MBNA                                                           3,000,000                 103,500,000
Norwest                                                        4,820,000                 229,552,500
State Street Boston                                            1,700,000                 124,312,500

                                                                              ----------------------
Total                                                                                    889,165,000

----------------------------------------------------------------------------------------------------
Beverages & tobacco (2.6%)
Anheuser-Busch                                                 2,500,000                 106,250,000
Coca-Cola                                                      3,200,000                 185,200,000

                                                                              ----------------------
Total                                                                                    291,450,000

----------------------------------------------------------------------------------------------------
Building materials & construction (0.8%)
Tyco Intl                                                      1,500,000                  85,687,500

----------------------------------------------------------------------------------------------------
Chemicals (3.8%)
IMC Global                                                     1,600,000                  61,000,000
Monsanto                                                       7,000,000                 265,125,000
Praxair                                                          800,000                  37,100,000
See accompanying notes to investments in securities.
USA Waste Service                                              2,000,000 (b)              73,000,000

                                                                              ----------------------
Total                                                                                    436,225,000

----------------------------------------------------------------------------------------------------
Communications equipment & services (2.3%)
ADC Telecommunications                                         2,200,000 (b)              78,925,000
Andrew                                                         1,200,000 (b)              68,925,000
Ascend Communications                                            400,000 (b)              27,850,000
Tellabs                                                        2,000,000 (b)              82,375,000

                                                                              ----------------------
Total                                                                                    258,075,000

----------------------------------------------------------------------------------------------------
Computers & office equipment (15.5%)
Cisco Systems                                                  6,000,000 (b)             418,500,000
Compaq Computer                                                2,100,000 (b)             182,437,500
Computer Associates Intl                                       1,400,000                  63,525,000
Computer Sciences                                              1,500,000 (b)             106,125,000
First Data                                                     3,000,000                 108,000,000
Hewlett-Packard                                                3,400,000                 178,925,000
Ikon Office Solutions                                          1,350,000                  59,568,750
Microsoft                                                      2,400,000 (b)             244,800,000
Oracle                                                         3,400,000 (b)             132,175,000
Parametric Technology                                          2,500,000 (b)             144,375,000
3Com                                                           1,800,000 (b)             120,825,000

                                                                              ----------------------
Total                                                                                  1,759,256,250

----------------------------------------------------------------------------------------------------
Electronics (4.3%)
Intel                                                          3,000,000                 486,750,000

----------------------------------------------------------------------------------------------------
Energy (2.4%)
Exxon                                                          1,000,000                 103,625,000
Mobil                                                          1,000,000                 131,250,000
Unocal                                                         1,000,000                  42,125,000

                                                                              ----------------------
Total                                                                                    277,000,000

----------------------------------------------------------------------------------------------------
Energy equipment & services (1.0%)
Fluor                                                          1,600,000                 113,800,000

----------------------------------------------------------------------------------------------------
Financial services (1.5%)
Household Intl                                                   600,000                  59,475,000
Morgan Stanley                                                 1,400,000                  79,975,000
Travelers Group                                                  597,500                  31,294,062

                                                                              ----------------------
Total                                                                                    170,744,062

---------------------------------------------------------------------------------------------------
Food (2.0%)
ConAgra                                                        4,000,000                 202,000,000
Pioneer Hi-Bred Intl                                             400,000                  26,950,000

                                                                              ----------------------
Total                                                                                    228,950,000

----------------------------------------------------------------------------------------------------
Health care (9.0%)
Amgen                                                          2,000,000 (b)             112,750,000
Boston Scientific                                              1,000,000 (b)              68,250,000
Johnson & Johnson                                              3,800,000                 218,975,000
Lilly (Eli)                                                      200,000                  17,425,000
Medtronic                                                      1,720,000                 117,820,000
Merck                                                          2,100,000                 190,575,000
Pfizer                                                         3,200,000                 297,200,000

                                                                              ----------------------
Total                                                                                  1,022,995,000

----------------------------------------------------------------------------------------------------
Health care services  (1.4%)
Cardinal Health                                                1,300,000                  81,412,500
HBO & Co                                                       1,300,000                  81,412,500

                                                                              ----------------------
Total                                                                                    162,825,000

----------------------------------------------------------------------------------------------------
Household products (2.7%)
Gillette                                                       2,100,000                 171,150,000
Procter & Gamble                                               1,200,000                 138,600,000

                                                                              ----------------------
Total                                                                                    309,750,000

---------------------------------------------------------------------------------------------------
Industrial equipment & services (1.9%)
Deere & Co                                                     3,600,000                 153,900,000
Illinois Tool Works                                              720,000                  58,770,000

                                                                              ----------------------
Total                                                                                    212,670,000

----------------------------------------------------------------------------------------------------
Insurance (2.7%)
ACE Limited                                                    1,600,000                  94,600,000
AFLAC                                                            600,000                  23,925,000
American Intl Group                                            1,000,000                 121,125,000
UNUM                                                             840,000                  63,525,000

                                                                              ----------------------
Total                                                                                    303,175,000

----------------------------------------------------------------------------------------------------
Leisure time & entertainment (1.8%)
Marriot Intl                                                   2,400,000                 127,500,000
Mattel                                                         1,000,000                  28,125,000
Mirage Resorts                                                 2,000,000 (b)              50,250,000

                                                                              ----------------------
Total                                                                                    205,875,000

----------------------------------------------------------------------------------------------------
Media (0.2%)
Belo (AH) Cl A                                                   700,000                  26,687,500

----------------------------------------------------------------------------------------------------
Metals (0.6%)
Aluminum Co of America                                         1,000,000                  69,000,000

----------------------------------------------------------------------------------------------------
Multi-industry conglomerates (5.9%)
Emerson Electric                                               1,700,000                 167,875,000
General Electric                                               3,800,000                 391,400,000
Minnesota Mining & Mfg                                         1,000,000                  85,250,000
Westinghouse Electric                                          1,500,000                  27,562,500

                                                                              ----------------------
Total                                                                                    672,087,500

----------------------------------------------------------------------------------------------------
Paper & packaging (0.5%)
Crown Cork & Seal                                              1,000,000                  57,500,000

----------------------------------------------------------------------------------------------------
Restaurants & lodging (1.0%)
HFS                                                            1,200,000                  84,000,000
Promus Hotel                                                   1,000,000                  32,625,000

                                                                              ----------------------
Total                                                                                    116,625,000

----------------------------------------------------------------------------------------------------
Retail (2.0%)
Albertson's                                                      760,000                  26,600,000
CUC Intl                                                       1,120,000                  27,720,000
Home Depot                                                       600,000                  29,700,000
Safeway                                                        3,000,000 (b)             143,250,000

                                                                              ----------------------
Total                                                                                    227,270,000

----------------------------------------------------------------------------------------------------
Textiles & apparel (1.0%)
Fruit of the Loom                                                800,000                  32,100,000
Nike Cl B                                                      1,200,000                  81,450,000

                                                                              ----------------------
Total                                                                                    113,550,000

----------------------------------------------------------------------------------------------------
Utilities -- electric (0.5%)
CMS Energy                                                     1,750,000                  58,625,000

----------------------------------------------------------------------------------------------------
Utilities -- telephone (1.1%)
AirTouch Communications                                        2,000,000 (b)              51,750,000
BellSouth                                                      1,500,000                  66,562,500

                                                                              ----------------------
Total                                                                                    118,312,500

----------------------------------------------------------------------------------------------------
Foreign (5.0%)(c)
British Telecommunications ADR                                   400,000                  27,450,000
Ericsson (LM)  ADR                                             4,000,000                 134,687,500
Northern Telecommunications                                      100,000                   7,362,500
Royal Dutch Petroleum                                          1,000,000                 173,500,000
Schlumberger                                                     700,000                  77,787,500
SmithKline Beecham ADR                                         2,000,000                 144,500,000

                                                                              ----------------------
Total                                                                                    565,287,500

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total common stocks of unaffiliated issuers
(Cost: $6,112,887,161)                                                               $ 9,977,644,062

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------

Short-term securities (10.8%)

----------------------------------------------------------------------------------------------------

Issuer                                          Annualized        Amount                 Value (a)
                                                  yield on    payable at
                                                   date of      maturity
                                                  purchase

----------------------------------------------------------------------------------------------------
Certificates of deposit (0.4%)
Morgan  Guaranty
  04-28-97                                             5.40% $30,800,000              $   30,389,128
Harris Trust
  02-10-97                                               5.33 16,600,000                  16,600,000
Total                                                                                     46,989,128

----------------------------------------------------------------------------------------------------
Commercial paper (10.2%)
ABB Treasury Center (USA)
  02-19-97                                               5.31  7,600,000 (d)               7,579,898
  03-12-97                                               5.37  8,200,000 (d)               8,149,605
ABN Amro
  07-21-97                                               5.50  8,900,000                   8,666,219
A.I Credit
  04-08-97                                               5.42  5,400,000                   5,344,524
Albertson's
  02-14-97                                               5.33 10,000,000                   9,980,825
Aluminum Co of America
  03-06-97                                               5.32 10,000,000                   9,951,508
American General Capital
  04-10-97                                               5.40  6,500,000 (d)               6,431,230
  04-18-97                                               5.41  8,800,000 (d)               8,696,101
American General Finance
  03-19-97                                               5.43  8,000,000                   7,943,464
Ameritech Capital Funding
  03-05-97                                               5.37 10,000,000                   9,949,844
  04-14-97                                               5.37  6,300,000 (d)               6,229,482
ANZ (Delaware)
  02-25-97                                               5.36  9,900,000                   9,861,552
  05-01-97                                               5.41 16,900,000                  16,665,935
Aon
  02-24-97                                               5.36 10,000,000                   9,963,332
  03-10-97                                               5.38  8,500,000                   8,451,328
Associates North America
  02-21-97                                               5.38  7,000,000                   6,979,195
  02-26-97                                               5.37 15,000,000                  14,939,424
  03-31-97                                               5.36  7,500,000                   7,432,066
AVCO Financial Services
  02-03-97                                               5.39 10,300,000                  10,296,705
  03-27-97                                               5.35 10,000,000                   9,914,461
  03-28-97                                               5.35 13,200,000                  13,087,924
  04-01-97                                               5.35 14,700,000                  14,564,798
  05-05-97                                               5.40 13,800,000                  13,600,375
BBV Finance
  02-24-97                                               5.32  8,400,000                   8,371,557
BellSouth
  02-07-97                                               5.36  6,900,000                   6,893,285
  03-13-97                                               5.42 10,000,000                   9,937,038
Beneficial
  03-06-97                                               5.33  8,800,000                   8,757,166
CAFCO
  02-24-97                                               5.45  4,300,000 (d)               4,283,904
  03-20-97                                               5.35 12,100,000                  12,016,117
  04-17-97                                               5.39  8,000,000 (d)               7,906,773
Cargill
  02-10-97                                               5.31  7,200,000 (d)               7,190,478
  03-17-97                                               5.34  8,400,000 (d)               8,345,587
Chevron
  03-13-97                                               5.35  7,000,000 (d)               6,958,622
Ciesco LP
  02-07-97                                               5.36  8,100,000                   8,092,818
  02-25-97                                               5.39 10,600,000                  10,562,193
CIT Group
  02-18-97                                               5.33  7,500,000                   7,481,229
  03-13-97                                               5.39  3,750,000                   3,726,389
Clorox
  04-17-97                                               5.44 13,200,000                  13,046,176
Commercial Credit
  02-20-97                                               5.31 10,100,000                  10,071,801
  02-20-97                                               5.33  7,000,000                   6,980,419
  02-28-97                                               5.33 14,900,000                  14,840,661
Commerzbank U.S. Finance
  02-04-97                                               5.37 12,000,000                  11,994,670
  03-04-97                                               5.39 10,000,000                   9,953,931
Consolidated Natural Gas
  02-04-97                                               5.63  1,600,000                   1,599,253
CPC Intl
  02-24-97                                               5.41 17,000,000 (d)              16,936,365
  03-05-97                                               5.39 10,000,000 (d)               9,948,965
  03-11-97                                               5.35 12,000,000 (d)              11,929,043
  04-03-97                                               5.41 13,800,000 (d)              13,668,808
  04-07-97                                               5.41  6,900,000 (d)               6,830,172
  05-23-97                                               5.40  9,000,000 (d)               8,844,880
Dean Witter Discover & Co
  03-19-97                                               5.38  5,600,000                   5,559,731
  03-20-97                                               5.34 15,000,000                  14,896,208
  04-15-97                                               5.38 15,000,000                  14,829,800
  04-25-97                                               5.38 15,000,000                  14,806,800
Deutsche Bank Financial
  02-10-97                                               5.37  6,300,000                   6,290,307
First Union Bank
  02-18-97                                               5.36 16,800,000                  16,751,617
Fleet Funding
  02-26-97                                               5.31  8,000,000 (d)               7,970,611
Ford Motor Credit
  02-12-97                                               5.37 20,200,000                  20,156,345
  03-05-97                                               5.33  7,000,000                   6,967,022
Gateway Fuel
  02-05-97                                               5.37  9,164,000                   9,157,208
  02-10-97                                               5.36  6,850,000                   6,840,890
General Electric Capital
  03-17-97                                               5.35  6,700,000                   6,656,435
Goldman Sachs
  04-17-97                                               5.39  5,000,000                   4,941,733
Household Finance
  02-19-97                                               5.36 11,200,000                  11,164,384
  03-06-97                                               5.32 11,800,000                  11,742,672
  03-11-97                                               5.34 20,000,000                  19,887,900
  03-13-97                                               5.35  6,000,000                   5,961,482
Kredietbank North America Finance
  02-25-97                                               5.30  4,900,000                   4,882,752
  05-06-97                                               5.42  6,000,000                   5,912,283
Merrill Lynch
  04-07-97                                               5.44 10,000,000                   9,898,800
Metlife Funding
  02-18-97                                               5.37  6,600,000                   6,581,294
  02-27-97                                               5.36 15,054,000                  14,987,867
  03-06-97                                               5.37  8,200,000                   8,156,672
  03-24-97                                               5.44  7,600,000                   7,540,453
Michigan Consolidated Gas
  02-11-97                                               5.41  5,000,000                   4,991,643
  02-20-97                                               5.42  5,000,000                   4,984,077
  02-21-97                                               5.42  5,000,000                   4,982,982
  02-28-97                                               5.36  8,200,000                   8,162,734
Mobil Australia Finance (Delaware)
  02-03-97                                               5.36 10,100,000 (d)              10,096,216
  03-03-97                                               5.39 10,000,000 (d)               9,948,214
  03-17-97                                               5.41  6,600,000 (d)               6,553,573
  04-02-97                                               5.37  7,000,000 (d)               6,934,527
Morgan Stanley Group
  02-27-97                                               5.32  8,900,000                   8,865,933
Natl Australia Funding (Delaware)
  02-05-97                                               5.34  8,800,000                   8,793,483
  02-10-97                                               5.34  6,100,000                   6,091,887
  03-26-97                                               5.46  7,000,000                   6,941,135
  04-16-97                                               5.41 10,000,000                   9,885,000
  04-25-97                                               5.40  5,000,000                   4,937,700
NationsBank
  02-13-97                                               5.37  9,600,000                   9,580,086
Northern States Power
  03-10-97                                               5.41 10,400,000                  10,338,103
  03-25-97                                               5.46 12,000,000                  11,902,564
PACCAR
  02-27-97                                               5.32  6,000,000                   5,977,033
  02-28-97                                               5.35  6,800,000                   6,772,817
Pfizer
  03-03-97                                               5.30  7,000,000 (d)               6,969,258
  03-12-97                                               5.37 10,600,000 (d)              10,532,386
Rabobank  USA Finance
  04-17-97                                               5.44 10,000,000                   9,883,467
Reed Elsevier
  03-14-97                                               5.36  6,000,000 (d)               5,961,754
  03-18-97                                               5.37 12,300,000 (d)              12,212,016
SAFECO Credit
  02-06-97                                               5.37 10,000,000                   9,991,236
  03-21-97                                               5.34 15,000,000                  14,894,000
  03-24-97                                               5.52  5,300,000                   5,258,474
  04-02-97                                               5.36  6,800,000                   6,736,397
  04-11-97                                               5.37  7,000,000                   6,927,589
Siemens
  03-05-97                                               5.35  6,000,000                   5,971,573
  04-14-97                                               5.41 14,700,000                  14,535,458
Societe Generale North America
  02-11-97                                               5.34  9,458,000                   9,441,238
  02-13-97                                               5.36 11,000,000                  10,977,005
  02-14-97                                               5.35  5,700,000                   5,686,922
  03-07-97                                               5.36  6,500,000                   6,467,341
Sysco
  02-06-97                                               5.37  2,200,000 (d)               2,198,080
  02-25-97                                               5.38  8,000,000 (d)               7,966,698
Toyota Motor
  02-14-97                                               5.40  4,450,000                   4,440,246
Transamerica Financial
  02-03-97                                               5.39  3,200,000                   3,198,808
  02-21-97                                               5.35 10,000,000                   9,964,396
  02-26-97                                               5.30  5,000,000                   4,981,701
  03-20-97                                               5.38  7,300,000                   7,247,349
  03-27-97                                               5.47  6,900,000                   6,840,978
  04-21-97                                               5.38  9,600,000                   9,482,240
USAA Capital
  02-14-97                                               5.37  6,400,000                   6,385,904
  02-20-97                                               5.42 13,000,000                  12,958,047
  02-28-97                                               5.38 22,600,000                  22,497,700
  03-10-97                                               5.37  9,100,000                   9,046,945
  03-17-97                                               5.37 10,000,000                   9,930,912
  05-15-97                                               5.41  7,100,000                   6,986,369
U S WEST Communications
  03-07-97                                               5.37 15,000,000                  14,917,282
  03-13-97                                               5.36 12,900,000                  12,823,603
  03-26-97                                               5.36  6,200,000                   6,151,440
Total                                                                                  1,161,593,880

----------------------------------------------------------------------------------------------------
Letters of credit (0.2%)
Bank of America --
Formosa Plastics
  02-04-97                                               5.40 13,300,000                  13,292,483
  03-18-97                                               5.42  7,200,000                   7,147,434
Total                                                                                     20,439,917

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total short-term securities
(Cost: $1,229,866,951)                                                               $ 1,229,022,925

----------------------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------------------
Total investment in securities of unaffiliated issuers
(Cost: $7,342,754,112)                                                              $ 11,206,666,987

----------------------------------------------------------------------------------------------------
Investments in securities of affiliated issuer (e)
----------------------------------------------------------------------------------------------------
Common stock (1.4%)
Issuer                                                            Shares                 Value (a)
----------------------------------------------------------------------------------------------------

Reynolds & Reynolds Cl A                                       5,800,000            $    156,600,000

----------------------------------------------------------------------------------------------------
Total investments in securities of affiliated issuer
(Cost: $79,923,187)                                                                 $    156,600,000

----------------------------------------------------------------------------------------------------

Total investments in securities
(Cost: $7,422,677,299)(f)                                                           $ 11,363,266,987

----------------------------------------------------------------------------------------------------

Notes to investments in securities

----------------------------------------------------------------------------------------------------
(a) Securities are valued by procedures described in Note 1 to the financial statements.
(b) Non-income producing.
(c) Foreign security values are stated in U.S. dollars.
(d)  Commercial  paper  sold  within  terms of a  private  placement  memorandum,  exempt  from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other  "accredited  investors." This security has been determined to be liquid under guidelines established by the board.
(e) Investment  representing  5% or more of the  outstanding  voting  securities of the issuer.
Transactions  with companies that are or were  affiliates  during the six months ended Jan. 31,
1997 are as follows:

                                               Beginning        Purchase          Sales         Ending    Dividend
Issuer                                              cost            cost           cost           cost      income
---------------------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Cl A                     $72,334,647      $7,588,540           $ --    $79,923,187    $848,000

(f) At Jan. 31, 1997, the cost of securities for federal income tax purposes was approximately
$7,422,677,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                        $     3,963,500,000
Unrealized depreciation                                                                (22,910,000)

---------------------------------------------------------------------------------------------------
Net unrealized appreciation                                                    $     3,940,590,000
---------------------------------------------------------------------------------------------------

Financial statements
Statement of assets and liabilities
Aggressive Growth Portfolio
Jan. 31, 1997


                              Assets

Investments in securities, at value (Note 1)                         (Unaudited)
  (identified cost $141,659,156)                                   $144,580,923
Cash in bank on demand deposit                                        1,227,491
Dividends and accrued interest receivable                                93,922
Receivable for investment securities sold                             6,906,566
                                                                ----------------
Total assets                                                        152,808,902
                                                                ----------------

                            Liabilities

Payable for investment securities purchased                           4,236,765
Accrued investment management services fee                                2,568
Other accrued expenses                                                   19,444
                                                                ----------------
Total liabilities                                                     4,258,777
                                                                ----------------
Net assets                                                         $148,550,125
                                                                ================

See accompanying notes to financial statements.

Financial statements
Statement of operations
Aggressive Growth Portfolio
For the period from Aug. 19, 1996
(commencement of operations) to Jan. 31, 1997

                         Investment income

Income:                                                              (Unaudited)
Dividends (net of foreign taxes withheld of $390)                     $ 405,901
Interest                                                                123,990
                                                                ----------------
Total income                                                            529,891
                                                                ----------------

Expenses (Note 2):
Investment management services fee                                      217,645
Compensation of board members                                             2,813
Custodian fees                                                           18,546
Audit fees                                                                6,135
Administrative                                                              803
Other                                                                     1,319
                                                                ----------------
Total  expenses                                                         247,261
   Earnings credits on cash balances (Note 2)                              (343)
                                                                ----------------
Total net expenses                                                      246,918
                                                                ----------------
Investment income -- net                                                282,973
                                                                ----------------

                Realized and unrealized gain -- net
Net realized gain on security transactions (Note 3)                   4,798,167
Net realized gain on financial futures contracts                        321,957
                                                                ----------------
Net realized gain on investments                                      5,120,124
Net change in unrealized appreciation or depreciation                 3,056,467
                                                                ----------------
Net gain on investments                                               8,176,591
                                                                ================
Net increase in net assets resulting from operations                 $8,459,564
                                                                ================

See accompanying notes to financial statements.

Statement of changes in net assets
Aggressive Growth Portfolio
For the period from Aug. 19, 1996
(commencement of operations) to Jan. 31, 1997

                            Operations

                                                                     (Unaudited)
Investment income -- net                                           $    282,973
Net realized gain on investments                                      5,120,124
Net change in unrealized appreciation or depreciation                 3,056,467
                                                               -----------------
Net increase in net assets resulting from operations                  8,459,564
Net contributions                                                   140,086,561
                                                               -----------------
Total increase in net assets                                        148,546,125
Net assets at beginning of period (Note 1)                                4,000
                                                               =================
Net assets at end of period                                        $148,550,125
                                                               =================

See accompanying notes to financial statements.

Notes to financial statements
Aggressive Growth Portfolio
(Unaudited as to Jan. 31, 1997)
----------------------------------------------------------------------
1. Summary of significant accounting policies

The Aggressive Growth Portfolio (the Portfolio) is a series of Growth Trust (the Trust) and is registered under the Investment Company Act of 1940 (as amended) as a diversified, open-end management investment company. Aggressive Growth Portfolio invests primarily in equity securities of companies that comprise the S&P 500. The Declaration of Trust permits the Trustees to issue non-transferable interests in the Portfolio. On Aug. 16, 1996, American Express Financial Corporation (AEFC) contributed $4,000 to the Portfolio. Operations commenced on Aug. 19, 1996.

Significant accounting polices followed by the Portfolio are summarized below:

Use of estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increase and decrease in net assets from operations during the period. Actual results could differ from those estimates.

Valuation of securities

All securities are valued at the close of each business day. Securities traded on national securities exchanges or included in national market systems are valued at the last quoted sales price, securities for which market quotations are not readily available are valued at fair value according to methods selected in good faith by the board. Determination of fair value involves, among other things, reference to market indexes, matrixes and data from independent brokers. Short-term securities maturing in more than 60 days from the valuation date are valued at the market price or approximate market value based on current interest rates, those maturing in 60 days or less are valued at amortized cost.

Option transactions

In order to produce incremental earnings, protect gains and facilitate buying and selling of securities for investment purposes, the Portfolio may buy and write options traded on any U.S. or foreign exchange where the completion of the obligation is dependent upon the credit standing of the other party. The Portfolio also may buy and sell put and call options and write covered call options on portfolio securities and may write cash-secured put options. The risk in writing a call option is that the Portfolio gives up the opportunity of profit if the market price of the security increases. The risk in writing a put option is that the Portfolio may incur a loss if the market price of the security decreases and the option is exercised. The risk in buying an option is that the Portfolio pays a premium whether or not the option is exercised. The Portfolio also has the additional risk of not being able to enter into a closing transaction if a liquid secondary market does not exist.

Option contracts are valued daily at the closing prices on their primary exchanges and unrealized appreciation or depreciation is recorded. The Portfolio will realize a gain or loss upon expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option or the cost of a security for a purchased put or call option is adjusted by the amount of premium received or paid.

Futures transactions

In order to gain exposure to or protect itself from changes in the market, the Portfolio may buy and sell financial futures contracts traded on any U.S. or foreign exchange. The Portfolio also may buy or write put and call options on these futures contracts. Risks of entering into futures contracts and related options include the possibility that there may be an illiquid market and that a change in the value of the contract or option may not correlate with changes in the value of the underlying securities.

Upon entering into a futures contract, the Portfolio is required to deposit either cash or securities in an amount (initial margin) equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by the Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses. The Portfolio recognizes a realized gain or loss when the contract is closed or expires.

Foreign currency translations
and foreign currency contracts

Securities and other assets and liabilities denominated in foreign currencies are translated daily into U.S. dollars at the closing rate of exchange. Foreign currency amounts related to the purchase or sale of securities and income and expenses are translated at the exchange rate on the transaction date. The effect of changes in foreign exchange rates on realized and unrealized security gains or losses is reflected as a component of such gains or losses. In the statement of operations, net realized gains or losses from foreign currency transactions may arise from sales of foreign currency, closed forward contracts, exchange gains or losses realized between the trade date and settlement dates on securities transactions, and other translation gains or losses on dividends, interest income and foreign withholding taxes.

The Portfolio may enter into forward foreign currency exchange contracts for operational purposes and to protect against adverse exchange rate fluctuation. The net U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolio and the resulting unrealized appreciation or depreciation are determined using foreign currency exchange rates from an independent pricing service. The Portfolio is subject to the credit risk that the other party will not complete the obligations of the contract.

Federal taxes

For federal income tax purposes the Portfolio qualifies as a partnership and each investor in the Portfolio is treated as the owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Portfolio. Accordingly, as a "pass-through" entity, the Portfolio does not pay any income dividends or capital gain distributions.

Other

Security transactions are accounted for on the date securities are purchased or sold. Dividend income is recognized on the ex-dividend date and interest income, including level-yield amortization of premium and discount, is accrued daily.

-----------------------------------------------------------------------
2. Fees and expenses

The Trust, on behalf of the Portfolio, has entered into an Investment Management Services Agreement with AEFC for managing its portfolio. Under this agreement, AEFC determines which securities will be purchased, held or sold. The management fee is a percentage of the Portfolio's average daily net assets in reducing percentages from 0.65% to 0.5% annually.

Under the agreement, the Trust also pays taxes, brokerage commissions and nonadvisory expenses, which include custodian fees to be paid to an affiliate of AEFC, audit and certain legal fees, fidelity bond premiums, registration fees for units, office expenses, consultants' fees, compensation of trustees, corporate filing fees, expenses incurred in connection with lending securities of the Portfolio, and any other expenses properly payable by the Trust or Portfolio, approved by the board.

For the period ended Jan. 31, 1997, the Portfolio's custodian fees were reduced by $343 as a result of earnings credits from overnight cash balances.

Pursuant to a Placement Agency Agreement, American Express Financial Advisors Inc. acts as placement agent of the units of the Trust.

-----------------------------------------------------------------------
3. Securities transactions

Cost of purchases and proceeds from sales of securities (other than short-term obligations) aggregated $188,503,109 and $61,527,341, respectively, for the period ended Jan. 31,1997. For the same period, the portfolio turnover rate was 82%. Realized gains and losses are determined on an identified cost basis.

Brokerage commissions paid to brokers affiliated with AEFC were $1,425 for this period.
---------------------------------------------------------------------
4.  Stock index futures contracts

Investments in securities at Jan. 31, 1997, included securities valued at $997,500 that were pledged as collateral to cover initial margin deposits on 32 purchase contracts. The market value of the open contracts at Jan. 31, 1997, was $12,718,400 with a net unrealized gain of $134,700.

Investments in securities


Aggressive Growth Portfolio                                                           (Percentages represent value of
Jan. 31, 1997 (Unaudited)                                                         investments compared to net assets)

--------------------------------------------------------------------------------------------------------------------

Common stocks (90.7%)

--------------------------------------------------------------------------------------------------------------------

Issuer                                                                        Shares                      Value (a)

--------------------------------------------------------------------------------------------------------------------
Aerospace & defense (2.8%)
Raytheon                                                                      90,500              $        4,151,688

--------------------------------------------------------------------------------------------------------------------
Airlines (0.5%)
AMR                                                                            8,900 (b)                    716,450

--------------------------------------------------------------------------------------------------------------------
Automotive & related (3.1%)
Chrysler                                                                      67,200                      2,343,600
General Motors                                                                39,400                      2,324,600

                                                                                                 -------------------
Total                                                                                                     4,668,200

--------------------------------------------------------------------------------------------------------------------
Banks and savings & loans (8.7%)
Bank of Boston                                                                89,400                      6,369,750
NationsBank                                                                   60,800                      6,566,400

                                                                                                 -------------------
Total                                                                                                    12,936,150

--------------------------------------------------------------------------------------------------------------------
Beverages & tobacco (5.4%)
Anheuser-Busch                                                                41,500                      1,763,750
Coca-Cola                                                                    108,400                      6,273,650

                                                                                                 -------------------
Total                                                                                                     8,037,400

--------------------------------------------------------------------------------------------------------------------
Building materials & construction (2.2%)
Tyco Intl                                                                     57,400                      3,278,975

--------------------------------------------------------------------------------------------------------------------
Computers & office equipment (11.3%)
Computer Associates Intl                                                      71,700                      3,253,387
First Data                                                                    75,000                      2,700,000
Ikon Office Solutions                                                         14,400                        635,400
Oracle                                                                        74,600 (b)                  2,900,075
Silicon Graphics                                                             198,800 (b)                  5,442,150


See accompanying notes to investments in securities.

3Com                                                                          28,200 (b)                  1,892,925

                                                                                                 -------------------
Total                                                                                                    16,823,937

--------------------------------------------------------------------------------------------------------------------
Food (4.8%)
CPC Intl                                                                      39,500                      3,036,563
Quaker Oats                                                                  106,800                      4,098,450

                                                                                                 -------------------
Total                                                                                                     7,135,013

--------------------------------------------------------------------------------------------------------------------
Health care (17.5%)
ALZA                                                                         107,200 (b)                  3,095,400
American Home Products                                                        89,100                      5,646,712
Amgen                                                                         55,700 (b)                  3,140,088
Baxter Intl                                                                   16,600                        765,675
Boston Scientific                                                             10,300 (b)                    702,975
Guidant                                                                       50,700                      2,826,525
Johnson & Johnson                                                            102,900                      5,929,613
Medtronic                                                                      8,800                        602,800
Schering-Plough                                                               43,600                      3,297,250

                                                                                                 -------------------
Total                                                                                                    26,007,038

--------------------------------------------------------------------------------------------------------------------
Health care services (2.5%)
Service Corp Intl                                                             33,900                        983,100
Tenet Healthcare                                                              43,700 (b)                  1,179,900
United Healthcare                                                             30,200                      1,472,250

                                                                                                 -------------------
Total                                                                                                     3,635,250

--------------------------------------------------------------------------------------------------------------------
Industrial equipment & services (2.7%)
Deere & Co                                                                    38,300                      1,637,325
Illinois Tool Works                                                           28,800                      2,350,800

                                                                                                 -------------------
Total                                                                                                     3,988,125

--------------------------------------------------------------------------------------------------------------------
Media (1.4%)
Time Warner                                                                   53,700                      2,067,450

--------------------------------------------------------------------------------------------------------------------
Metals (1.8%)
Aluminum Co of America                                                        38,500                      2,656,500

--------------------------------------------------------------------------------------------------------------------
Multi-industry conglomerates (7.5%)
Emerson Electric                                                              56,200                      5,549,750
General Signal                                                               122,400                      5,538,600

                                                                                                 -------------------
Total                                                                                                    11,088,350

--------------------------------------------------------------------------------------------------------------------
Paper & packaging (0.5%)
Crown Cork & Seal                                                             13,800                        793,500

--------------------------------------------------------------------------------------------------------------------
Restaurants & lodging (0.7%)
Hilton Hotels                                                                 36,500 (c)                  1,040,250

--------------------------------------------------------------------------------------------------------------------
Retail (7.4%)
American Stores                                                               15,200                        638,400
Autozone                                                                      56,000 (b)                  1,211,000
CUC Intl                                                                      47,100 (b)                  1,165,725
Federated Dept Stores                                                         61,200 (b)                  2,011,950
Kroger                                                                        10,900 (b)                    520,475
Lowe's                                                                        39,600                      1,311,750
Rite Aid                                                                      15,100                        604,000
Wal Mart Stores                                                              149,600                      3,553,000

                                                                                                 -------------------
Total                                                                                                    11,016,300

--------------------------------------------------------------------------------------------------------------------
Utilities -- electric (2.0%)
General Public Utilities                                                      86,600                      2,901,100

--------------------------------------------------------------------------------------------------------------------
Utilities -- telephone (5.9%)
AirTouch Communications                                                      110,200 (b)                  2,851,425
MCI Communications                                                           167,100                      5,869,387

                                                                                                 -------------------
Total                                                                                                     8,720,812

--------------------------------------------------------------------------------------------------------------------
Foreign (2.0%) (d)
Northern Telecom                                                              41,200                      3,033,350

--------------------------------------------------------------------------------------------------------------------
Total common stocks
(Cost: $131,774,071)                                                                               $    134,695,838

--------------------------------------------------------------------------------------------------------------------

Short-term securities (6.6%)

--------------------------------------------------------------------------------------------------------------------

Issuer                                                     Annualized         Amount                      Value (a)
                                                             yield on     payable at
                                                              date of       maturity
                                    purchase

--------------------------------------------------------------------------------------------------------------------
Government agency (0.8%)
Federal Home Loan Mtge Assn Disc Nt
 02-13-97                                                           5.24% $1,200,000              $        1,197,908

--------------------------------------------------------------------------------------------------------------------
Commercial paper (4.5%)
Bell Atlantic
 02-06-97                                                           5.31   2,500,000                      2,498,160
Consolidated Natural Gas
 02-20-97                                                           5.31     700,000                        698,042
Ford Motor Credit
 03-10-97                                                           5.35   1,000,000                        994,532
Sara Lee
 02-05-97                                                           5.28   1,300,000                      1,299,237
 02-10-97                                                           5.35   1,200,000                      1,198,395

                                                                                                 -------------------
Total                                                                                                     6,688,366

--------------------------------------------------------------------------------------------------------------------
Letter of credit (1.3%)
Federal Home Loan Bank
 02-05-97                                                           5.35   2,000,000                      1,998,811

--------------------------------------------------------------------------------------------------------------------
Total short-term securities
(Cost: $9,885,085)                                                                                 $      9,885,085
--------------------------------------------------------------------------------------------------------------------
Total investment in securities
(Cost: $141,659,156)(e)                                                                            $    144,580,923

--------------------------------------------------------------------------------------------------------------------
Notes to investments in securities

(a)  Securities are valued by procedures described in Note 1 to the financial statements.
(b)  Non-income producing.
(c)  Partially pledged as initial deposit on the following stock index futures purchase contracts. (See Note  4 to the financial statements):

Type of security                                          contracts
----------------------------------------------------------------------
S&P 500, June 1997                                            32

(d)  Foreign security values are stated in U.S. dollars.
(e)  At Jan. 31, 1997, the cost of securities for federal income tax purposes was approximately
$141,659,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

Unrealized appreciation                                                   $6,523,000
Unrealized depreciation                                                   (3,601,000)
-------------------------------------------------------------------------------------
Net unrealized appreciation                                               $2,922,000
-------------------------------------------------------------------------------------

Financial
statements

Statements of assets and liabilities
Strategist Special Growth Fund
Feb. 28, 1997


Assets
                                                                                (Unaudited)

Investment in corresponding Portfolio                                            $8,090,607
Expense receivable from AEFC                                                            153
Organizational costs                                                                     98
                                                                                ------------
Total assets                                                                      8,090,858
                                                                                ------------

Liabilities

Accrued distribution fee                                                                 56
Accrued administrative services fees and expenses                                        13
Other accrued expenses                                                               12,200
                                                                                ------------
Total liabilities                                                                    12,269
                                                                                ------------

Net assets applicable to outstanding capital stock                               $8,078,589
                                                                                ============

Represented by

Capital stock -- authorized 3,000,000,000 shares of $.01
   par value; outstanding 1,406,997 shares                                       $   14,070
Additional paid-in capital                                                        8,134,025
Excess distributions over net investment income                                       (623)
Accumulated net realized gain                                                        74,492
Unrealized depreciation                                                           (143,375)

                                                                                ============
Total -- representing net assets applicable to outstanding capital stock         $8,078,589
                                                                                ============

Net asset value per share of outstanding capital stock                           $     5.74


Financial statements

Statements of operations
Strategist Special Growth Fund
One month ended Feb. 28, 1997

Investment income
                                                                                (Unaudited)
Income:
   Dividends                                                                     $      970
   Interest                                                                           1,666
                                                                                ------------
Total income                                                                          2,636
                                                                                ------------

Expenses:
Distribution fee                                                                        587
Transfer agency fee                                                                     113
Administrative services fees and expenses                                               141
Postage                                                                                 280
Registration  fees                                                                    5,628
Reports to shareholders                                                                 420
Audit fees                                                                              134
Administrative                                                                           89
Other                                                                                   286
                                                                                ------------
Total feeder expenses                                                                 7,678
Expenses allocated from corresponding Portfolio                                       1,696
                                                                                ------------
Total expenses                                                                        9,374
   Less expenses reimbursed by AEFC                                                  (6,059)
                                                                                ------------
Total net expenses                                                                    3,315
                                                                                ------------
Investment loss -- net                                                                 (679)
                                                                                ------------

Realized and unrealized gain -- net

Net realized gain on security transactions                                            6,379
Net realized loss on financial futures contracts                                     (3,286)
                                                                                ------------
Net realized gain on investments                                                      3,093
Net change in unrealized appreciation or depreciation                              (164,499)
                                                                                ------------
Net loss on investments                                                            (161,406)
                                                                                ------------
                                                                                ============
Net decrease in net assets resulting from operations                             $ (162,085)
                                                                                ============


Financial statements

Statement of changes in net assets
Strategist Special Growth Fund
One month ended Feb. 28, 1997

Operations                                                                      (Unaudited)

Investment loss -- net                                                           $     (679)
Net gain on investments                                                               3,093
Net change in unrealized appreciation or depreciation of investments               (164,499)
                                                                                ------------
Net decrease in net assets resulting from operations                               (162,085)
                                                                                ------------

Capital share transactions

Proceeds from sales                                                               7,253,926
Payments for redemptions                                                             (3,038)
                                                                                ------------
Increase in net assets from capital share transactions                            7,250,888
                                                                                ------------
Total increase in net assets                                                      7,088,803
Net assets at beginning of period                                                   989,786
                                                                                ------------
Net assets at end of period (including excess of distributions over net          $8,078,589
investment income $623)                                                         ============